UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

c/o Sichenzia Ross Ference Kesner LLP
1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Address of principal executive offices)

Robert M. Birnbaum c/o Sichenzia Ross Ference Kesner LLP
1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2018

Date of reporting period:	July 31, 2018

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2018.

	2018
	Principal	Amortized	Federal	Fair	Unrealized
	Amount	Cost	Tax Cost	Value	Gain (Loss)
Insured

Met Transportation Auth NY Rev
5.0% due November 15, 2027	1,250,000	1,526,710	1,526,710	1,477,937	(48,773)

NY St Urban Dev Corp Ref
5.0% due March 15, 2031	750,000	880,476	880,476	872,437	(8,039)

NYS Dorm Auth Revs
(Par call October 1, 2026)
5.0% due October 1, 2033	1,000,000	1,148,480	1,148,480	1,144,610	(3,870)
			-
NYS Dorm Sales Tax			-
5.0% due July 1, 2029	1,250,000	1,459,784	1,459,784	1,454,112	(5,672)

NY Bond Bank Agency SCH
purpose revenue
5.0% due December 1, 2019	300,000	316,004	316,004	313,653	(2,351)

Brookhaven NY Limited Tax
4.0% due March 15, 2023	1,000,000	1,129,662	1,129,662	1,089,200	(40,462)

Erie County NY Fiscal Stability
Sales Tax
5.0% due June 15, 2024	165,000	196,671	196,671	192,082	(4,589)

NYC NY TR Cultural Res-
Museum of Modern Art
4.0% due February 1, 2023	400,000	450,042	450,042	436,404	(13,638)

Brookhaven NY REF Unlimited Tax
5.0% due March 15, 2025	500,000	599,107	599,107	586,125	(12,982)

Erie County Indvl Dev Agency
5.0% due May 1, 2025	750,000	921,732	921,732	881,497	(40,235)

NY ST Environmental FACS
5.0% due June 15, 2026	1,300,000	1,537,128	1,537,128	1,549,249	12,121

Util Debt Securitization
5.0% due December 15, 2026	500,000	577,358	577,358	582,445	5,087

Erie County NY Fiscal
Stability Sales Tax
(Par Call June 15, 2027 @100)
5.0% due June 15, 2029	1,000,000	1,214,857	1,214,857	1,188,110	(26,747)

N.Y.S. Dormitory Authority Revs
State Personal Income Ref Education
5.50% due March 15, 2025	500,000	530,778	530,778	598,725	67,947

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,024,590	1,024,590	1,093,320	68,730

N.Y.S. Dormitory Authority Lease Revs
Mental Health Svcs Facs
(Par Call August 15, 2020 @100)
5.0% due August 15, 2023	420,000	421,275	421,275	447,796	26,521

N.Y.S. Dormitory Authority Revs
State Personal Income Tax Rev Ref Edu
5.50% due March 15, 2026	200,000	238,338	238,338	242,932	4,594

Rockville Center NY
Limited Tax
4.00% due June 15, 2022	200,000	217,697	217,697	215,438	(2,259)

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	505,774	505,774	522,685	16,911

Rhinebeck NY Central School District
Unlimited Tax
(Par Call June 15, 2023 @100)
4.00% due June 15, 2025	535,000	566,584	566,584	569,540	2,956

NYC Transitional Fin Auth
Rev Future Tax
(Par Call November 1, 2022 @100)
5.00% due November 1, 2026	550,000	583,305	583,305	614,229	30,924

Port Authority of NY and NJ
Cons 85th
5.375% due March 1, 2028	150,000	153,004	153,004	175,936	22,932

Schnectady CNTY NY Various Purposes
LTD Tax
5.0% due January 15, 2020	800,000	867,348	867,348	862,200	(5,148)

Schnectady CNTY NY Various Purposes
LTD Tax
5.0% due December 15, 2022	300,000	341,831	341,831	338,946	(2,885)

Harrison NY REF Public Impt LTD Tax
5.0% due December 15, 2023	100,000	121,765	121,765	115,144	(6,621)

Saratoga County NY Ref LTD Tax
5.0% due July 15, 2023	100,000	121,986	121,986	114,637	(7,349)

SNT Lawrence CNTY NY REF
Limited Tax
(Par Call May 15, 2025)
5.0% due May 15, 2026	105,000	120,866	120,866	121,146	280

NYC NY TR Cultural Res-
Museum of Modern Art
4.0% due April 01, 2026	500,000	581,428	581,428	556,055	(25,373)

Middele CTRY NY central School District-
AT Centereach
5.0% due August 01, 2020	150,000	161,369	161,369	160,208	(1,161)

Laurens NY Central School District
(Par Call June 15, 2025)
4.0% due June 15, 2028	305,000	331,198	331,198	332,700	1,502

Rensselaer County NY
Limited Tax
5.0% due September 1, 2024	100,000	122,000	122,000	116,907	(5,093)

Saratoga Springs NY Ref Public
IMPT Unlimited Tax
(Par Call February 15, 2023)
5.0% due February 15, 2025	225,000	251,870	251,870	253,818	1,948

Build NYC Resource Corp NY
Rev United Jewish Appeal
(Par Call July 1, 2024)
5.0% due July 1, 2025	320,000	362,771	362,771	367,894	5,123

Mattituck Cutchogue NY
Ser A
(Par Call July 15, 2025)
5.0% due July 15, 2026	280,000	326,775	326,775	326,164	(611)

Putnam County Ref LTD Tax
(Par Call January 15, 2026)
5.0% due January 15, 2027	135,000	158,745	158,745	158,117	(628)

Halfmoon NY REF PUB
Limited Tax
(Par Call June 15, 2025)
5.0% due June 15, 2027	280,000	324,487	324,487	325,075	588

Gates Chili NY School District
Unlimited Tax
(Par Call June 15, 2025)
5.0% due June 15, 2027	200,000	234,100	234,100	231,784	(2,316)

Mattituck Cutchogue NY
Ser A
(Par Call July 15, 2025)
5.0% due July 15, 2027	365,000	423,181	423,181	424,166	985

Thompkins Country- NY REF
Public IMPT-SER
(Par Call December 15, 2024)
5.0% due December 15, 2027	500,000	576,353	576,353	576,985	632

Western Nassau County WTR
Auth Ser A
(Par Call April 1, 2025)
5.0% due April 1, 2028	100,000	112,260	112,260	114,200	1,940

City of New York Transitional Finance
Auth Rev Sub future Tax Secured
( Par call June 15, 2018 and 2019 @100)			-
5.0% due November 1,2020	500,000	510,477	510,477	521,380	10,903
5.0% due November 1,2021	1,000,000	1,017,649	1,017,649	1,043,060	25,411

Brookhaven, New York
Unlimited Tax
5.00% due November 15, 2019	450,000	462,968	462,968	470,389	7,421

Starpoint, NY Central Scool District
Ref Unlimited Tax
5.00% due June 15, 2020	250,000	262,878	262,878	265,828	2,950

Bethlehem, NY Central Scool District
Unlimited Tax
4.00% due January 15, 2021	500,000	519,641	519,641	526,400	6,759

Riverhead, New York
Limited Tax
4.0% due June 1, 2021	1,005,000	1,048,565	1,048,565	1,065,159	16,594

Nassau County, NY
Gen Impt Unlimited Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	557,615	557,615	572,099	14,484

New York, NY
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00% due August 1, 2023	510,000	524,799	524,799	542,395	17,596

Greece, NY Central Scool District
Unlimited Tax
5.00% due December 15, 2023	500,000	544,232	544,232	561,555	17,323

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	258,810	258,810	269,803	10,993

Wantagh NY UN Free School District
5.00% due September 01, 2021	550,000	591,468	591,468	604,241	12,773

Central Islip NY Union Fee School
District Ref Unlimited Tax
5.00% due July 15, 2022	750,000	833,526	833,526	838,125	4,599

Syosset NY Central School
5.00% due December 15, 2022	125,000	134,424	134,424	141,340	6,916

Brentwood NY UN Free School
District Ref Unlimited Tax
5.0% due January 15, 2023	430,000	458,113	458,113	485,866	27,753

North Babylon NY UN Free School
District
(Par Call August 01, 2022)
5.00% Due August 01, 2023	250,000	273,140	273,140	278,877	5,737

Battery Park City NY
(Par Call November 01, 2023)
5.00% due November 01, 2029	140,000	149,857	149,857	159,918	10,061

Connetquot NY Central School District
Unlimited Tax
5.00% due January 15, 2024	400,000	429,123	429,123	459,688	30,565

Onondaga County NY Ref
Unlimited Tax
5.00% due March 15, 2024	285,000	317,662	317,662	328,260	10,598

Bayport- Blue Point NY UN Free
School District Ref Unlimited
5.00% due September 15, 2024	250,000	285,681	285,681	290,333	4,652

Syosset NY Central School District
5.00% due December 15, 2022	735,000	788,969	788,969	823,647	34,678

Buffalo & Ft. Erie NY Pub Bridge
Authority Ref-Toll
5.00% due January 1, 2025	410,000	459,686	459,686	472,750	13,064

Util Debt Securitization
(Par Call December 15, 2023)
5.00% due December 12, 2028	500,000	530,648	530,648	573,525	42,877

Build NYC Resource Corp NY Rev
5.0% due August 1, 2018	135,000	135,000	135,000	135,000	-

NY Unlimited Tax
(Par Call August 1, 2019 @100)
5.0% due August 1, 2026	350,000	350,772	350,772	361,869	11,097

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,007,680	1,007,680	1,037,460	29,780

Longwood NY Central School District
Suffolk
5.00% due March 15, 2019	185,000	189,623	189,623	189,172	(451)

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2nd Gen
(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	502,655	502,655	515,140	12,485

Queensbury New York Union Free
School District Unlimited Tax
4.00% due December 15, 2018	225,000	226,574	226,574	227,187	613

Clarkstown NY Central School Dsitrict
4.00% due May 15, 2019	500,000	510,407	510,407	509,960	(447)

	32,320,000	35,622,331	35,622,331	36,015,034	392,703

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 14, 2018

By (Signature and Title)	/S/ Warren Pelton
Warren Pelton , Treasurer and Chief Financial Officer

Date	September 14, 2018